Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 4,785,806	$ 4,831,256	$ 4,938,959
Selling, general and administrative	846,047	844,059	816,093
Research and development	266,241	263,279	313,088
Goodwill impairment	99,000	118,000	714,000
Other operating expense, net	3,742	17,239	14,356
Total operating expenses	4,148,678	4,184,265	4,990,051
Operating income (loss)	637,128	646,991	(51,092)
Interest expense, net	(410,129)	(417,387)	(448,463)
Foreign exchange gain (loss), net	39,839	129,051	(443,977)
Other income (expense), net	17,929	(54,607)	(33,393)
Total non-operating expenses	(352,361)	(342,943)	(925,833)
Income (loss) before provision for (benefit from) income taxes	284,767	304,048	(976,925)
Provision for (benefit from) income taxes	173,109	189,401	(29,414)
Net income (loss)	111,658	114,647	(947,511)
Less: Net income attributable to non-controlling interests	130,683	115,671	55,400
Less: Net income attributable to redeemable non-controlling interests	0	20,326	65,665
Net loss attributable to IGT PLC	$ (19,025)	$ (21,350)	$ (1,068,576)
Net income (loss) attributable to IGT PLC per common share - basic and diluted (in dollars per share)	$ (0.09)	$ (0.10)	$ (5.26)
Weighted-average shares - basic and diluted (in shares)	204,373	204,083	203,130
Service
Revenue	$ 3,860,746	$ 4,046,314	$ 4,136,556
Cost of services and product sales	2,380,355	2,450,658	2,553,083
Product
Revenue	925,060	784,942	802,403
Cost of services and product sales	$ 553,293	$ 491,030	$ 579,431